General information (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended									2 Months Ended				2 Months Ended													0 Months Ended										0 Months Ended
	Oct. 24, 2012	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 13, 2013 Seadrill Operating LP	Dec. 31, 2013 Seadrill Operating LP	Dec. 31, 2013 Seadrill Operating GP LLC	Dec. 13, 2013 Seadrill Capricorn Holdings LLC	Dec. 31, 2013 Seadrill Capricorn Holdings LLC	Dec. 31, 2013 West Aquarius and West Vencedor	Dec. 31, 2013 West Capella	Dec. 31, 2013 West Capricorn	Dec. 31, 2013 Tender Rig T15	Dec. 31, 2013 Tender Rig T16	Dec. 31, 2013 Seadrill Capricorn Ltd	Dec. 31, 2013 West Leo	Dec. 13, 2013 Seadrill Limited Revolving Credit Facility	Dec. 31, 2012 Common Units	Dec. 31, 2013 Common Units	Dec. 31, 2011 Common Units	Dec. 31, 2010 Common Units	Dec. 31, 2012 Subordinated Units	Dec. 31, 2013 Subordinated Units	Dec. 31, 2011 Subordinated Units	Dec. 31, 2010 Subordinated Units	Dec. 31, 2013 Noncontrolling Interest	Dec. 31, 2012 Noncontrolling Interest	Dec. 31, 2011 Noncontrolling Interest	Dec. 31, 2010 Noncontrolling Interest	Dec. 31, 2013 Adjustment Due Allocation of Capital After IPO [Member] Common Units Scenario, Adjustment	Dec. 31, 2013 Adjustment Due Allocation of Capital After IPO [Member] Subordinated Units Scenario, Adjustment	Dec. 31, 2013 Adjustment Due to Allocation of Equity [Member] Common Units Scenario, Adjustment	Dec. 31, 2013 Adjustment Due to Allocation of Equity [Member] Subordinated Units Scenario, Adjustment	Dec. 31, 2013 Adjustment Due to Allocation of Equity [Member] Noncontrolling Interest Scenario, Adjustment	Dec. 13, 2013 West Sirius and West Leo	Dec. 13, 2013 West Sirius and West Leo Stock Issued to Public	Dec. 13, 2013 West Sirius and West Leo Stock Issued to Seadrill Limited	Dec. 13, 2013 West Sirius and West Leo Stock Issued to Underwriters	Oct. 18, 2013 Seadrill Tender Rig T16	Oct. 24, 2012 Subordinated Units Stock Issued to Seadrill Limited	Oct. 24, 2012 Common Units Stock Issued to Seadrill Limited	Mar. 17, 2014 Subsequent Event	Apr. 30, 2014 Subsequent Event	Mar. 21, 2014 Subsequent Event Seadrill Capricorn Holdings LLC	Mar. 17, 2014 Subsequent Event Stock Issued to Seadrill Limited	Mar. 17, 2014 Subsequent Event Stock Issued to Underwriters
Schedule of Investments [Line Items]
Long-term Line of Credit																			$ 300
Number of common units sold under IPO (in shares)	10,062,500																																											11,960,000			1,633,987	1,560,000
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)	1,312,500
Sale of Common Units, Price Per Unit	$ 22.00																																											$ 30.60			$ 30.6
Partners' Capital Account, Sale of Units		221.4
Proceeds from Sale of Common Units, Net		202.6
Capitalized Underwriting Expenses		18.8
Issuance of common units and subordinated units (in units)																				44,400,263				16,543,350																		16,543,350	14,752,525
Base Level of Incentive Distribution Rights, Per Unit			0.4456
Percentage of ownership interest in limited liability company (LLC)							30.00%	30.00%	100.00%	51.00%	51.00%	100.00%	56.00%	100.00%	100.00%	100.00%	51.00%	30.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																																					12,880,000	11,200,000	3,394,916	1,680,000	3,310,622
Members' interest, ownership percentage in reporting entity			62.40%	62.40%																																								53.20%	53.20%
Ownership percentage in subsidiary			50.00%	50.00%						51.00%																																				51.00%
Percentage of limited partner interest and non-economic general partner interest (in hundredths)				30.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				100.00%
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		$ 1,424.4	$ 1,254.6	$ 1,254.6	$ 1,055.2	$ 1,252.5														$ 294.1	$ 280.2	$ 0	$ 0	$ 3.7	$ 18.8	$ 0	$ 0	$ 955.6	$ 899.8	$ 109.0	$ 106.7	$ 85.9	$ 85.9	$ 44.8	$ 20.8	$ 24.0